Equity and Partners' Capital (tables)	12 Months Ended
Dec. 31, 2013
Partners' Capital Notes [Abstract]
Equity Offerings Table
WES completed the following public offerings of its common units during 2011, 2012 and 2013:

thousands except unit and per-unit amounts	WES Common Units Issued (1)	WES GP Units Issued (2)	Price Per Unit	Underwriting Discount and Other Offering Expenses	Net Proceeds to WES
March 2011 equity offering	3,852,813	78,629	$35.15	$5,621	$132,569
September 2011 equity offering	5,750,000	117,347	35.86	7,655	202,748
June 2012 equity offering	5,000,000	102,041	43.88	7,468	216,409
May 2013 equity offering	7,015,000	143,163	61.18	13,203	424,733
December 2013 equity offering (3)	4,500,000	91,837	61.51	8,716	273,728

(1)
Includes the issuance of 302,813 WES common units, 750,000 WES common units and 915,000 WES common units pursuant to the full exercise of the underwriters’ over-allotment option granted in connection with the March 2011, September 2011 and May 2013 equity offerings, respectively.

(2)	Represents general partner units of WES issued to WES GP in exchange for WES GP’s proportionate capital contribution to maintain its 2.0% general partner interest.

(3)
Excludes the issuance of 300,000 WES common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option, and the corresponding issuance of 6,122 general partner units of WES to WES GP in exchange for WES GP’s proportionate capital contribution to maintain its 2.0% general partner interest. Total net proceeds for the partial exercise of the underwriters’ over-allotment option (including the WES GP’s proportionate capital contribution) were $18.3 million.

Limited Partner and General Partner Units Table
The following table summarizes WES’s common and general partner units issued during the years ended December 31, 2012 and 2013:

	WES Common Units	WES General Partner Units	Total
Balance at December 31, 2011	90,140,999	1,839,613	91,980,612
MGR acquisition	632,783	12,914	645,697
Long-Term Incentive Plan awards	12,570	257	12,827
June 2012 equity offering	5,000,000	102,041	5,102,041
Chipeta acquisition	151,235	3,086	154,321
WGP unit purchase agreement	8,722,966	178,019	8,900,985
Balance at December 31, 2012	104,660,553	2,135,930	106,796,483
Non-Operated Marcellus Interest acquisition	449,129	9,166	458,295
Long-Term Incentive Plan awards	12,395	253	12,648
May 2013 equity offering	7,015,000	143,163	7,158,163
Continuous Offering Program	685,735	13,996	699,731
December 2013 equity offering	4,500,000	91,837	4,591,837
Balance at December 31, 2013	117,322,812	2,394,345	119,717,157